Discontinued Operations	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Discontinued Operations	Discontinued Operations
Tank and Pump Divestiture
On September 30, 2022, the Company sold its former Tank and Pump segment for $321.9 million. Exiting the former Tank and Pump segment represented the Company’s strategic shift to concentrate its operations on its core modular and storage businesses. Results for the former Tank and Pump segment are reported in income from discontinued operations within the consolidated statements of operations for all periods presented.
UK Storage Solutions Divestiture
On January 31, 2023, the Company sold its former UK Storage Solutions segment for $418.1 million. Exiting the UK Storage Solutions segment represented the Company’s strategic shift to concentrate its operations on its core modular and storage businesses in North America. Results for the former UK Storage Solutions segment are reported in income from discontinued operations within the consolidated statements of operations for all periods presented. The carrying value of the UK Storage Solutions segment's assets and liabilities are presented within assets and liabilities held for sale on the consolidated balance sheet as of December 31, 2022.
The following tables present the results of the former Tank and Pump segment and the former UK Storage Solutions segment as reported in income from discontinued operations within the consolidated statements of operations, and the carrying value of the former UK Storage Solutions segment's assets and liabilities as presented within assets and liabilities held for sale on the consolidated balance sheet as of December 31, 2022. The 2022 results for the former Tank and Pump segment represent results for the nine months ended September 30, 2022 as the Company sold the former Tank and Pump segment on September 30, 2022. The 2023 results for the former UK Storage Solutions segment represent results for one month as the Company sold the former UK Storage Solutions segment on January 31, 2023.

Year Ended December 31, 2023
(in thousands)	UK Storage Solutions
Revenues:
Leasing and services revenue:
Leasing	$6,389
Delivery and installation	1,802
Sales revenue:
New units	54
Rental units	449
Total revenues	8,694
Costs:
Costs of leasing and services:
Leasing	1,407
Delivery and installation	1,213
Costs of sales:
New units	38
Rental units	492
Gross profit	5,544
Expenses:
Selling, general and administrative	1,486
Other income, net	(1)
Operating income	4,059
Interest expense	56
Income from discontinued operations before income tax	4,003
Gain on sale of discontinued operations	175,708
Income tax expense from discontinued operations	45,468
Income from discontinued operations	$134,243
In January 2023, a $0.4 million adjustment was made to the gain on sale of the former Tank and Pump segment due to the final contractual working capital adjustment. Including this adjustment, the total gain on sale of discontinued operations was $176.1 million for the year ended December 31, 2023.

	Year Ended December 31, 2022
(in thousands)	Tank and Pump	UK Storage Solutions	Total
Revenues:
Leasing and services revenue:
Leasing	$65,572	$79,772	$145,344
Delivery and installation	27,665	22,876	50,541
Sales revenue:
New units	2,202	1,106	3,308
Rental units	917	1,455	2,372
Total revenues	96,356	105,209	201,565
Costs:
Costs of leasing and services:
Leasing	13,828	16,737	30,565
Delivery and installation	23,285	14,867	38,152
Costs of sales:
New units	1,636	738	2,374
Rental units	310	1,012	1,322
Depreciation of rental equipment	8,145	4,254	12,399
Gross profit	49,152	67,601	116,753
Expenses:
Selling, general and administrative	18,045	21,795	39,840
Other depreciation and amortization	6,103	5,906	12,009
Currency losses, net	—	138	138
Other expense, net	4	(7)	(3)
Operating income	25,000	39,769	64,769
Interest expense	512	789	1,301
Income from discontinued operations before income tax	24,488	38,980	63,468
Income tax expense from discontinued operations	843	34,882	35,725
Gain on sale of discontinued operations	35,456	—	$35,456
Income from discontinued operations	$59,101	$4,098	$63,199

	Year Ended December 31, 2021
(in thousands)	Tank and Pump	UK Storage Solutions	Total
Revenues:
Leasing and services revenue:
Leasing	$77,527	$82,106	$159,633
Delivery and installation	29,530	24,023	53,553
Sales revenue:
New units	2,355	3,534	5,889
Rental units	1,479	1,363	2,842
Total revenues	110,891	111,026	221,917
Costs:
Costs of leasing and services:
Leasing	17,045	17,440	34,485
Delivery and installation	25,057	14,271	39,328
Costs of sales:
New units	1,672	2,357	4,029
Rental units	536	1,287	1,823
Depreciation of rental equipment	14,319	4,428	18,747
Gross profit	52,262	71,243	123,505
Expenses:
Selling, general and administrative	22,194	24,974	47,168
Other depreciation and amortization	9,366	6,887	16,253
Restructuring costs	2	—	2
Currency gains, net	—	121	121
Other expense, net	11	54	65
Operating income	20,689	39,207	59,896
Interest expense	779	850	1,629
Income from discontinued operations before income tax	19,910	38,357	58,267
Income tax expense from discontinued operations	5,277	7,741	13,018
Income from discontinued operations	$14,633	$30,616	$45,249

December 31, 2022
(in thousands)	UK Storage Solutions
Assets
Cash and cash equivalents	$10,384
Trade receivables, net of allowances for doubtful accounts of $300	15,991
Inventories	3,058
Prepaid expenses and other current assets	1,787
Rental equipment, net	165,853
Property, plant and equipment, net	20,645
Operating lease assets	15,134
Goodwill	58,144
Intangible assets, net	6,414
Other non-current assets	1,832
Total assets held for sale	$299,242
Liabilities
Accounts payable	$4,515
Accrued expenses	3,273
Accrued employee benefits	1,009
Deferred revenue and customer deposits	6,850
Deferred tax liabilities	29,737
Operating lease liabilities	15,192
Other non-current liabilities	6,278
Total liabilities held for sale	$66,854
For the years ended December 31, 2022 and 2021, significant operating and investing items related to the former Tank and Pump segment were as follows:

	Years Ended December 31,
(in thousands)	2022	2021
Operating activities of discontinued operations:
Depreciation and amortization	$14,248	$23,685
Investing activities of discontinued operations:
Proceeds from sale of rental equipment	$918	$1,480
Purchases of rental equipment and refurbishments	$(21,831)	$(17,747)
Proceeds from sale of property, plant and equipment	$—	$388
Purchases of property, plant and equipment	$(525)	$(1,743)
For the years ended December 31, 2023, 2022 and 2021, significant operating and investing items related to the UK Storage Solutions segment were as follows:

	Years Ended December 31,
(in thousands)	2023	2022	2021
Operating activities of discontinued operations:
Depreciation and amortization	$—	$10,160	$11,315
Investing activities of discontinued operations:
Proceeds from sale of rental equipment	$514	$1,455	$1,363
Purchases of rental equipment and refurbishments	$(371)	$(23,931)	$(27,830)
Proceeds from sale of property, plant and equipment	$8	$504	$387
Purchases of property, plant and equipment	$(64)	$(3,752)	$(1,680)